UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2011

             Check here if Amendment [ ]; Amendment Number: ______
            This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                          Name:    Maverick Capital, Ltd.
                          Address: 300 Crescent Court
                                   18th Floor
                                   Dallas, TX 75201



                         Form 13F File Number: 28-06270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                            Name:  John T. McCafferty
                            Title: General Counsel
                            Phone: 214.880.4000


                     Signature, Place, and Date of Signing:

  /s/ John T. McCafferty              Dallas, TX              May 16, 2011
---------------------------    ------------------------   --------------------
         [Signature]                [City, State]                [Date]


                         Report Type (Check one only):

 [x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

                      Number of Other Included Managers:      0
                      Form 13F Information Table Entry Total: 72
                      Form 13F Information Table Value Total: $9,528,502
                                                  (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                    FORM 13 INFORMATION TABLE

     COLUMN 1           COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7            COLUMN 8
                        TITLE OF                   VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER         CLASS         CUSIP      (X$1000)    PRN AMT   PRN   CALL  DISCRETION   MANAGERS     SOLE     SHARED  NONE
------------------  ---------------  ---------- ---------- ----------- ------ ----- -----------  --------- ----------- ------ ------

7 DAYS GROUP HLDGS
LTD                      ADR          81783J101    30,208    1,489,562   SH             SOLE                 1,489,562    0      0
AMDOCS LTD               ORD          G02602103   255,077    8,841,501   SH             SOLE                 8,841,501    0      0
APOLLO GROUP INC         CL A         037604105   307,662    7,376,215   SH             SOLE                 7,376,215    0      0
APPLE INC                COM          037833100   416,127    1,194,025   SH             SOLE                 1,194,025    0      0
AVAGO TECHNOLOGIES
LTD                      SHS          Y0486S104     2,677       86,087   SH             SOLE                    86,087    0      0
BERRY PETE CO            CL A         085789105    57,433    1,138,424   SH             SOLE                 1,138,424    0      0
BLACKROCK INC            COM          09247X101   282,134    1,403,583   SH             SOLE                 1,403,583    0      0
BLUEFLY INC            COM NEW        096227301    11,038    3,704,101   SH             SOLE                 3,704,101    0      0
CAMELOT INFORMATION
SYS INC              ADS RP ORD SHS   13322V105    73,741    4,444,897   SH             SOLE                 4,444,897    0      0
CAPITAL ONE FINL
CORP                     COM          14040H105   137,196    2,640,411   SH             SOLE                 2,640,411    0      0
CARDIOVASCULAR SYS
INC DEL                  COM          141619106    14,803    1,366,816   SH             SOLE                 1,366,816    0      0
CHINA LODGING
GROUP LTD            SPONSORED ADR    16949N109    28,197    1,616,772   SH             SOLE                 1,616,772    0      0
CIGNA CORP               COM          125509109   144,172    3,255,927   SH             SOLE                 3,255,927    0      0
COGNIZANT
TECHNOLOGY SOLUTIO       CL A         192446102   145,409    1,786,352   SH             SOLE                 1,786,352    0      0
COMCAST CORP NEW         CL A         20030N101   116,828    4,726,051   SH             SOLE                 4,726,051    0      0
COMCAST CORP NEW      CL A SPL        20030N200   170,133    7,326,986   SH             SOLE                 7,326,986    0      0
CORNING INC              COM          219350105   402,984   19,533,881   SH             SOLE                19,533,881    0      0
DAVITA INC               COM          23918K108   142,262    1,663,686   SH             SOLE                 1,663,686    0      0
DIGITALGLOBE INC       COM NEW        25389M877    46,669    1,664,952   SH             SOLE                 1,664,952    0      0
DIRECTV                COM CL A       25490A101   277,514    5,929,777   SH             SOLE                 5,929,777    0      0
DOLLAR GEN CORP
NEW                      COM          256677105   208,657    6,655,741   SH             SOLE                 6,655,741    0      0
DOLLAR TREE INC          COM          256746108   139,822    2,518,400   SH             SOLE                 2,518,400    0      0
ERICSSON L M TEL
CO                   ADR B SEK 10     294821608    95,821    7,451,070   SH             SOLE                 7,451,070    0      0
FXCM INC              COM CL A        302693106    10,575      811,600   SH             SOLE                   811,600    0      0
GILEAD SCIENCES
INC                      COM          375558103   139,231    3,278,333   SH             SOLE                 3,278,333    0      0
GOLDMAN SACHS
GROUP INC                COM          38141G104   129,694      817,742   SH             SOLE                   817,742    0      0
GOODRICH CORP            COM          382388106   280,037    3,274,141   SH             SOLE                 3,274,141    0      0
GOOGLE INC               CL A         38259P508   280,776      478,519   SH             SOLE                   478,519    0      0
HCA HOLDINGS INC         COM          40412C101   143,270    4,230,000   SH             SOLE                 4,230,000    0      0
HISOFT TECHNOLOGY
INTL LTD             SPONSORED ADR    43358R108     9,951      531,306   SH             SOLE                   531,306    0      0
HOME INNS & HOTELS
MGMT INC              SPON ADR        43713W107   142,893    3,611,135   SH             SOLE                 3,611,135    0      0
ICAD INC                 COM          44934S107       232      242,552   SH             SOLE                   242,552    0      0
INTERACTIVE
BROKERS GROUP IN         COM          45841N107    10,044      632,079   SH             SOLE                   632,079    0      0
IRONWOOD
PHARMACEUTICALS INC   COM CL A        46333X108    47,360    3,387,684   SH             SOLE                 3,387,684    0      0
ISOFTSTONE HLDGS
LTD                  SPONSORED ADS    46489B108     6,385      344,941   SH             SOLE                   344,941    0      0
JPMORGAN CHASE &
CO                       COM          46625H100   275,723    5,980,977   SH             SOLE                 5,980,977    0      0
KIRKLANDS INC            COM          497498105    13,115      849,430   SH             SOLE                   849,430    0      0
LIFE TECHNOLOGIES
CORP                     COM          53217V109   148,530    2,833,460   SH             SOLE                 2,833,460    0      0
LONGTOP FINL
TECHNOLOGIES LT          ADR          54318P108   176,824    5,627,751   SH             SOLE                 5,627,751    0      0
MARVELL TECHNOLOGY
GROUP LTD                ORD          G5876H105   403,046   25,919,357   SH             SOLE                25,919,357    0      0
MCKESSON CORP            COM          58155Q103   276,399    3,496,508   SH             SOLE                 3,496,508    0      0
MEDIDATA SOLUTIONS
INC                      COM          58471A105    12,414      485,479   SH             SOLE                   485,479    0      0
MEDLEY CAP CORP          COM          58503F106     8,881      729,157   SH             SOLE                   729,157    0      0
NETAPP INC               COM          64110D104   145,461    3,021,145   SH             SOLE                 3,021,145    0      0
NII HLDGS INC         CL B NEW        62913F201    37,294      894,988   SH             SOLE                   894,988    0      0
OWENS CORNING NEW        COM          690742101   144,405    4,012,358   SH             SOLE                 4,012,358    0      0
PACIFIC BIOSCIENCES
CALIF IN                 COM          69404D108    47,330    3,543,333   SH             SOLE                 3,543,333    0      0
PFIZER INC               COM          717081103   409,271   20,151,225   SH             SOLE                20,151,225    0      0
PROGRESSIVE CORP
OHIO                     COM          743315103   277,937   13,153,650   SH             SOLE                13,153,650    0      0
QUALCOMM INC             COM          747525103   428,605    7,816,973   SH             SOLE                 7,816,973    0      0

                                                    FORM 13 INFORMATION TABLE

     COLUMN 1           COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7            COLUMN 8
                        TITLE OF                   VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER         CLASS         CUSIP      (X$1000)    PRN AMT   PRN   CALL  DISCRETION   MANAGERS     SOLE     SHARED  NONE
------------------  ---------------  ---------- ---------- ----------- ------ ----- -----------  --------- ----------- ------ ------

ROYAL BK SCOTLAND
GROUP PLC            SP ADR PREF M    780097796     5,370      312,000   SH             SOLE                   312,000    0      0
ROYAL BK SCOTLAND
GROUP PLC            SP ADR PREF S    780097739    12,253      699,750   SH             SOLE                   699,750    0      0
ROYAL BK SCOTLAND
GROUP PLC            ADR PREF SHS Q   780097754     9,149      510,000   SH             SOLE                   510,000    0      0
ROYAL BK SCOTLAND
GROUP PLC            SP ADR PREF T    780097713    20,525    1,047,203   SH             SOLE                 1,047,203    0      0
ROYAL BK SCOTLAND
GROUP PLC            SP ADR L RP PF   780097788     9,139      481,016   SH             SOLE                   481,016    0      0
ROYAL BK SCOTLAND
GROUP PLC             SPON ADR F      780097804       251       10,680   SH             SOLE                    10,680    0      0
SIGNET JEWELERS
LIMITED                  SHS          G81276100    33,398      725,721   SH             SOLE                   725,721    0      0
SOLARWINDS INC           COM          83416B109   147,725    6,296,899   SH             SOLE                 6,296,899    0      0
SOUFUN HLDGS LTD         ADR          836034108    19,480    1,043,952   SH             SOLE                 1,043,952    0      0
STANLEY BLACK &
DECKER INC               COM          854502101   140,035    1,828,139   SH             SOLE                 1,828,139    0      0
TEVA PHARMACEUTICAL
INDS LTD                 ADR          881624209   126,670    2,524,807   SH             SOLE                 2,524,807    0      0
THORATEC CORP          COM NEW        885175307   138,805    5,353,060   SH             SOLE                 5,353,060    0      0
TIME WARNER CABLE
INC                      COM          88732J207   142,646    1,999,521   SH             SOLE                 1,999,521    0      0
TRINA SOLAR
LIMITED                SPON ADR       89628E104    98,338    3,264,865   SH             SOLE                 3,264,865    0      0
URBAN OUTFITTERS
INC                      COM          917047102   208,487    6,989,175   SH             SOLE                 6,989,175    0      0
VANCEINFO
TECHNOLOGIES INC         ADR          921564100   117,437    3,738,840   SH             SOLE                 3,738,840    0      0
WELLPOINT INC            COM          94973V107   144,282    2,067,368   SH             SOLE                 2,067,368    0      0
WELLS FARGO & CO
NEW                      COM          949746101   271,012    8,546,569   SH             SOLE                 8,546,569    0      0
WET SEAL INC             CL A         961840105    13,541    3,163,823   SH             SOLE                 3,163,823    0      0
WHITING PETE CORP
NEW                      COM          966387102   145,727    1,984,028   SH             SOLE                 1,984,028    0      0
WINNEBAGO INDS INC       COM          974637100    22,899    1,712,736   SH             SOLE                 1,712,736    0      0
YINGLI  GREEN ENERGY
HLDG CO                  ADR          98584B103   189,086   14,657,842   SH             SOLE                14,657,842    0      0